COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Contingent Consideration, Liability	$ 2,600,000
Merger Agreement [Member] | Point R Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Businesses, Gross	17,831,427
Business Combination, Contingent Consideration, Liability	2,625,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 15,000,000